Shareholder Fees - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO	Apr. 01, 2025 USD ($)
FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO | Fidelity Massachusetts Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none